================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A


                  REGISTRATION STATEMENT (NO. 33-34261) UNDER
                          THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 10
                                      and


              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940
                               Amendment No. 12


                                 VANGUARD OHIO
                                 TAX-FREE FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)



                                 P.O. Box 2600
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (610) 669-1000



                          R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482


           It is hereby requested that this filing become effective on March 30, 1999, pursuant to paragraph (a) of Rule 485.


                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.


     We have elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended November 30, 1998 on o, 1999.



================================================================================

                          VANGUARD OHIO TAX-FREE FUNDS

                             CROSS REFERENCE SHEET


Form N-1A
Item Number                                                         Location in Prospectus
 Item 1.        Front and Back Cover Pages ......................   Front and Back Cover Pages
 Item 2.        Risk/Return Summary: Investments, Risks,
                and Performance .................................   Fund Profile
 Item 3.        Risk/Return Summary: Fee Table ..................   Fee Table
 Item 4.        Investment Objectives, Principal Investment
                Strategies, and Related Risks ...................   A Word About Risk; Who Should Invest;
                                                                    Primary Investment Strategies
 Item 5.        Management's Discussion of Fund
                Performance .....................................   Herein incorporated by reference to
                                                                    Registrant's Annual Report to Shareholders
                                                                    dated November 30, 1998 filed with the
                                                                    Securities & Exchange Commission's
                                                                    EDGAR system on o
 Item 6.        Management, Organization, and Capital
                Structure .......................................   The Fund and Vanguard; Investment
                                                                    Adviser
 Item 7.        Shareholder Information .........................   Share Price; Dividends, Capital Gains, and
                                                                    Taxes; Investing with Vanguard
 Item 8.        Distribution Arrangements .......................   Not Applicable
 Item 9.        Financial Highlights Information ................   Financial Highlights
Form N-1A                                                           Location in Statement
Item Number                                                         of Additional Information
 Item 10.       Cover Page and Table of Contents ................   Cover Page; Table of Contents
 Item 11.       Fund History ....................................   Description of the Trusts
 Item 12.       Description of the Fund and its Investments
                and Risks .......................................   Fundamental Investment Limitations;
                                                                    Investment Policies; Risk Factors;
                                                                    Description of the Trusts
 Item 13.       Management of the Fund ..........................   Management of the Trusts
 Item 14.       Control Persons and Principal Holders of
                Securities ......................................   Management of the Trusts
 Item 15.       Investment Advisory and Other Services ..........   Management of the Trusts
 Item 16.       Brokerage Allocation and Other Practices ........   Portfolio Transactions
 Item 17.       Capital Stock and Other Securities ..............   Description of the Trusts
 Item 18.       Purchase, Redemption and Pricing of Shares ......   Purchase of Shares; Redemption of Shares;
                                                                    Share Price
 Item 19.       Taxation of the Fund ............................   Description of the Trusts
 Item 20.       Underwriters ....................................   Not Applicable
 Item 22.       Calculations of Performance Data ................   Yield and Total Return; Calculation of Yield
 Item 23.       Financial Statements ............................   Financial Statements

Vanguard Ohio Tax-Free Funds
Prospectus
March 30, 1999
A Group of Federal and Ohio State Tax-Free Income Mutual Funds

    Contents

   Fund Profiles

 1 Vanguard Ohio Tax-Free Money Market Fund

 4 Vanguard Ohio Insured Long-Term
   Tax-Free Fund

 7 Introduction to Tax-Free Investing

 8 More on the Funds

13 The Funds and Vanguard

13 Investment Adviser

14 Year 2000 Challenge

14 Dividends, Capital Gains, and Taxes

15 Share Price

16 Financial Highlights

18 Investing with Vanguard

18 Services and Account Features

19 Types of Accounts

19 Buying Shares

21 Redeeming Shares

24 Transferring Registration

24 Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important This prospectus explains the objective, risks, and strategies of each of the Vanguard Ohio Tax-Free Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if either, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                               1
Fund Profile--Vanguard Ohio Tax-Free Money Market Fund

The following profile summarizes key features of Vanguard Ohio Tax-Free Money Market Fund.


INVESTMENT OBJECTIVE
The Fund is a municipal bond fund that seeks to provide current income exempt from both federal and Ohio personal income taxes, while maintaining a stable net asset value of $1 per share. The Fund is intended for Ohio residents only.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a variety of high-quality, short-term Ohio municipal securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with a maturity of 13 months or less, and by maintaining an average maturity of 90 days or less. To be considered high-quality, a security is generally rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. For more information on credit quality, see "Security Selection" under "More on the Funds."

PRIMARY RISKS
The Fund is subject to several risks, including:
[] State-specific risk, which is the chance that the Fund, because it invests primarily in securities issued by Ohio and its municipalities, is more vulnerable to unfavorable developments in Ohio than funds that invest in municipal bonds of many states.
[] Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term securities.
[] Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be very low for the Fund.
[] Manager risk, which is the chance that poor security selection will cause the
   Fund to underperform other funds with similar investment objectives.
[] Concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered non diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

   It is important to note that the Fund seeks to maintain, but does not guarantee, a stable net asset value of $1 per share. In addition, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.

2

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was o% (quarter ended _____________ ) and the lowest return for a quarter was -o% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                             1 Year    5 Years  Since Inception*
--------------------------------------------------------------------------------
 Vanguard Ohio Tax-Free Money Market Fund     o%        o%          o%
 Lipper Ohio Tax-Free Money Market Average     o         o           o
--------------------------------------------------------------------------------
 *June 18, 1990
--------------------------------------------------------------------------------

   If you would like to know the current dividend yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.

    Shareholder Fees (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                              None
    Sales Charge (Load) Imposed on Reinvested Dividends:                   None
    Redemption Fees:                                                       None
    Exchange Fees:                                                         None

    Annual Fund Operating Expenses (expenses deducted from the
     Fund's assets)
    Management Expenses:                                                    o %
    12b-1 Distribution Fees:                                               None
    Other Expenses:                                                         o %
       Total Annual Operating Expenses:                                     o %

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     ----------------------------------------------------------------
     1 Year            3 Years           5 Years          10 Years
     ----------------------------------------------------------------
       $ o               $ o               $ o               $ o
     ----------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information
Dividends
Dividends are declared daily and paid on the first business day of each month

Investment Adviser Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
June 18, 1990

Net Assets as of November 30, 1998
$ o billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation*
VangOH

Vanguard Fund Number
096

Cusip Number
921929105

Ticker Symbol
VOHXX

*Money market funds are listed separately from other newspaper mutual fund listings.

4

Fund Profile--Vanguard Ohio Insured Long-Term
Tax-Free Fund

The following profile summarizes key features of Vanguard Ohio Insured Long-Term Tax-Free Fund.


INVESTMENT OBJECTIVE
The Fund is a municipal bond fund that seeks to provide current income that is exempt from both federal and Ohio personal income taxes. The Fund is intended for Ohio residents only.

Investment strategies
The Fund invests at least 80% of its assets in high-quality, long-term Ohio municipal bonds that are covered by insurance guaranteeing the timely payment of principal and interest. (This insurance applies only to the bonds in the Fund and not to the Fund's share price.) Although the Fund has no limitations as to maturity, its average maturity is expected to be between 15 and 25 years. For more information about insurance, see "A Note About Insurance" under "More on the Funds."
   Although the interest and principal payments for at least 80% of the bonds in the Fund are guaranteed, the value of the bonds themselves is not guaranteed.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:
[] State-specific risk, which is the chance that the Fund, because it invests primarily in securities issued by Ohio and its municipalities, is more vulnerable to unfavorable developments in Ohio than funds that invest in municipal bonds of many states.
[] Interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.
[] Income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return-- to decline. Income risk is generally low for long-term bonds.
[] Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay-- a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally high for long-term bonds.
[] Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
[] Manager risk, which is the chance that poor security selection will cause the
   Fund to underperform other funds with similar investment objectives.
[] Concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was o% (quarter ended _____________ ) and the lowest return for a quarter was -o% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year 5 Years  Since Inception*
--------------------------------------------------------------------------------
 Vanguard Ohio Insured Long-Term
     Tax-Free Fund                                 o%     o%         o%
 Lipper Ohio Tax-Free Municipal Bond Average     o      o          o
--------------------------------------------------------------------------------
 *June 18, 1990
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1998.

  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases:                              None
  Sales Charge (Load) Imposed on Reinvested Dividends:                   None
  Redemption Fees:                                                       None
  Exchange Fees:                                                         None

  Annual Fund Operating Expenses (expenses deducted from the
   Fund's assets)
  Management Expenses:                                                    o %
  12b-1 Distribution Fees:                                               None
  Other Expenses:                                                         o %
     Total Annual Operating Expenses:                                     o %

6

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

       --------------------------------------------------------------
       1 Year            3 Years           5 Years          10 Years
       --------------------------------------------------------------
         $ o               $ o               $ o              $ o
       --------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

  Additional Information

Dividends and Capital Gains
Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
June 18, 1990

Net Assets as of November 30, 1998
$ o billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
OHInsLT

Vanguard Fund Number
097

Cusip Number
921929204

Ticker Symbol
VOHIX

                                                                               7
An Introduction to Tax-Free Investing

Taxable versus tax-free funds
Tax-free funds provide income that is exempt from federal taxes and, in the case of state tax-free funds, state taxes as well. These funds are usually best-suited for income-oriented investors in a high tax bracket. You may not always profit, however, from a tax-free investment. That is because the yields on tax-free bonds are typically lower than those on taxable bonds.
   To determine whether a state tax-free fund--such as one of the Vanguard
Ohio Tax-Free Funds--is more suitable for you than a taxable fund, you should compute the tax-free fund's taxable equivalent yield. This figure enables you to compare your potential return on a tax-free fund with the return on a taxable fund.
   To compute the taxable equivalent yield:
[] First figure out your effective state bracket. To do this, subtract your federal tax bracket from 100%; then multiply that number by your state bracket. For example, if you are in a 7.2% state tax bracket, and a 36% federal tax bracket, your effective state bracket would be 4.61% ([100%-36%] x 7.2).
[] Then, add up your federal tax bracket and effective state bracket. This sum is your combined tax bracket. In this example, your combined tax bracket would be 40.61% (36% + 4.61%).
[] Finally, divide the tax-free fund's yield by the difference between 100% and your combined tax bracket. Continuing with this example, and assuming that you are considering a tax-free fund with a 5% yield, your taxable equivalent yield would be 8.42% (5% divided by [100%-40.61%]).
   In this example, you would choose the state tax-free fund if its taxable equivalent yield of 8.42% were greater than the yield of a similar, though taxable, investment.
   Remember that we have used assumed tax brackets in this example. Make sure to verify your actual tax brackets--federal, state, and local (if any)--before calculating taxable equivalent yields of your own.

   There is no guarantee that all of a tax-free fund's income will remain exempt from federal or state income taxation. Income from municipal bonds purchased by a tax-free fund could be declared taxable due to unfavorable changes in tax laws, adverse IRS interpretations, or certain unanticipated conduct of the bond beneficiary.

8

More on the Funds


The following sections discuss other important features of the Vanguard Ohio Tax-Free Funds, including market exposure, security selection, insurance, costs and market-timing, turnover rate, and other investment policies. You will also find information about the risks of investing in the Funds throughout these sections.


Market Exposure
Each of the Funds invests primarily in Ohio state and local municipal bonds that, depending on their maturity and quality, provide varying amounts of tax-free income.

[FLAG GRAPHIC] Each Fund is subject to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally greatest for short-term bonds and least for long-term bonds.

   Changes in interest rates can affect bond prices as well as bond income.

[FLAG GRAPHIC] The Ohio Insured Long-Term Tax-Free Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

   In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.
   Because the Ohio Insured Long-Term Tax-Free Fund invests mainly in bonds, changes in interest rates will have a significant impact on the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% change and a 2% change (both up and down) in interest rates on a bond with a face value of $1,000, similar to bonds held by the Fund on November 30, 1998.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you would be able to sell your 5% bond for more than you paid.
                                PLAIN TALK ABOUT
                                 Bond Maturities
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

   -------------------------------------------------------------------------
                How Interest Rate Changes Affect the
                    Value of a $1,000 Investment
   -------------------------------------------------------------------------
                           After a 1%   After a 1%   After a 2%   After a 2%
   Yield/Maturity          Increase     Decrease     Increase     Decrease
   -------------------------------------------------------------------------
   o%/o years
   -------------------------------------------------------------------------

   These figures are for illustration only; you should not regard them as an indication of future returns from the municipal bond market as a whole, or the Ohio Insured Long-Term Tax-Free Fund in particular.
   While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--bond calls.

[FLAG GRAPHIC] The Ohio Insured Long-Term Tax-Free Fund is subject to call risk, which is the possibility that during periods of falling interest rates a bond issuer will "call"--or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

                                PLAIN TALK ABOUT
                                 Callable Bonds
Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, when it is less likely to be called. Another way is to buy bonds with call protection--that is, assurance that a bond will not be called for a specific time period, such as ten years.


   Longer-term bonds like those held by the Ohio Insured Long-Term Tax-Free Fund generally have "call protection," which is assurance to investors that a bond will not be called for a certain length of time.

Security Selection
Vanguard Fixed Income Group, adviser to the Funds, selects bonds issued by Ohio state and local governments and regional governmental authorities. Each Fund's holdings, though, differ significantly in maturity and quality from those of the other Fund. Up to 20% of each Fund's assets may be invested in securities that are subject to the alternative minimum tax. (See page 10 for a "Plain Talk" about the alternative minimum tax.)
   The Ohio Tax-Free Money Market Fund invests at least 80% of its assets in a variety of high-quality, short-term Ohio municipal securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with an effective maturity of 13 months or less and by maintaining an average weighted maturity of 90 days or less. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.
   The Ohio Insured Long-Term Tax-Free Fund buys longer-term municipal bonds issued by the state of Ohio, its local governments, and public financing authorities (and, possibly, by certain U.S. territories). The Fund may also buy industrial revenue bonds issued by hospitals and universities. Normally, a fund that concentrates its assets in one state would be exposed to considerable credit risk. To provide a level of credit protection, the Fund invests a majority of its assets in municipal bonds whose principal and interest payments are guaranteed by top-rated insurance companies at the time of purchase. For more information about insurance, see "A Note About Insurance" on page 11.
   The Ohio Insured Long-Term Tax-Free Fund seeks to invest substantially all of its assets in insured Ohio municipal obligations. However, up to 20% of the Fund's assets may be invested in either:
[] Uninsured Ohio municipal securities with credit quality equivalent to that of securities rated AA or better by a Nationally Recognized Statistical Rating Organization (NRSRO), or
[] Uninsured, high-quality, short-term Ohio municipal securities.

10


                                PLAIN TALK ABOUT
                             Credit Quality of Bonds
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."


   The Ohio Insured Long-Term Tax-Free Fund has no limitations as to the maturities of the securities in which it invests. However, the Fund is expected to maintain an average maturity of between 15 and 25 years.
   Under unusual circumstances, such as a national financial emergency or a temporary decline in the availability of Ohio obligations, up to 20% of the Insured Long-Term Tax-Free Fund may be invested in securities that generate income subject to Ohio state or federal personal income taxes. These securities may include short-term municipal securities issued outside of Ohio or certain taxable fixed-income securities.
   As tax-advantaged investments, the Funds are particularly vulnerable to federal and Ohio state tax law changes (for instance, if the Internal Revenue Service ruled that the income from certain types of state-issued bonds could no longer be considered tax-free).


[FLAG GRAPHIC] The Funds are subject to credit risk, which is the possibility that a bond issuer will fail to repay interest and principal in a timely manner.


   The Ohio Tax-Free Money Market Fund invests primarily in high-quality, short-term Ohio securities, and the Ohio Insured Long-Term Tax-Free Fund invests primarily in bonds insured by top-rated insurance companies against possible default by an issuer. Therefore, credit risk should be very low for both Funds. The average qualities of the Tax-Free Money Market Fund and the Insured Long-Term Tax-Free Fund as rated by Moody's on November 30, 1998, were
o and o, respectively.
   The Funds try to minimize credit risk by purchasing a wide selection of Ohio municipal securities. As a result, there is less chance that a Fund will be hurt significantly by a particular bond issuer's failure to repay either principal or interest.


[FLAG GRAPHIC] The Funds are subject to manager risk, which is the possibility that the adviser will do a poor job of selecting securities.

To help you distinguish between the Funds and their various risks, a summary table is presented below.

 ----------------------------------------------------------------------------
                               Risks of the Funds
 ----------------------------------------------------------------------------
                          Income       Interest        Call          Credit
 Fund                     Risk         Rate Risk       Risk           Risk
 ----------------------------------------------------------------------------
 Money Market              High           Low       Negligible      Very Low
 Insured Long-Term         Low            High         High         Very Low
 ----------------------------------------------------------------------------


                                PLAIN TALK ABOUT
                             Alternative Minimum Tax

Certain tax-free bonds whose proceeds are used to fund private, for-profit organizations are subject to the alternative minimum tax (AMT)--a special tax system designed to ensure that individuals pay at least some federal taxes. Although AMT bond income is exempt from federal income tax, a very limited number of taxpayers who have many tax deductions may have to pay alternative minimum tax on the income from bonds considered "tax-preference items."

A Note About Insurance
At least 80% of the Ohio Insured Long-Term Tax-Free Fund's assets are invested in municipal bonds whose principal and interest payments are guaranteed by a top-rated private insurance company at the time of purchase. This insurance coverage may take one of several forms:
[] A new-issue insurance policy, which is purchased by a bond issuer at the time the security is issued. This insurance is likely to increase the credit rating of the security, as well as its purchase price and resale value.
[] A mutual fund insurance policy, which is used to guarantee specific bonds only while held by a mutual fund. For the Ohio Insured Long-Term Tax-Free Fund (which has obtained a policy from Financial Guaranty Insurance Company), the annual premiums for the policy may reduce the Fund's current yield.
[] A secondary market insurance policy, which is purchased by an investor (such as the Ohio Insured Long-Term Tax-Free Fund) after a bond has been issued and insures the bond until its maturity date. Typically, an insured municipal bond in the Fund will be covered by only one of the three types of policies. For instance, if a bond is covered by a new-issue insurance policy or a secondary market insurance policy, the security will probably not be insured under the Fund's mutual fund insurance policy.

Costs and Market-Timing
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard Ohio Tax-Free Funds have adopted the following policies, among others, designed to discourage short-term trading:
[] Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.
[] There is a limit to the number of times you can exchange into and out of a
   Fund (see "Redeeming Shares" in the Investing with Vanguard section).
[] Each Fund reserves the right to stop offering shares at any time.
   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.


Turnover Rate
Although the Ohio Insured Long-Term Tax-Free Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. Longer-term bonds will mature--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

Other Investment Policies and Risks
Besides investing in Ohio bonds, each Fund may make certain other kinds of investments to achieve its objective.

[FLAG GRAPHIC] The Funds may invest, to a limited extent, in derivatives.

                                PLAIN TALK ABOUT
                             The Costs of Investing
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

12

                                PLAIN TALK ABOUT
                                   Derivatives
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.


   The Ohio Tax-Free Money Market Fund may invest in partnership and grantor trust-type derivatives. Ownership of derivative securities allows the purchaser to receive principal and interest payments on underlying municipal bonds or municipal notes. There are many types of derivatives, including derivatives in which the tax-free interest rate is determined by an index, a swap agreement, or some other formula.
   The Ohio Tax-Free Money Market Fund intends to use derivatives to increase the diversification of, and maintain the quality of securities held by, the Fund. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause the Fund's shareholders to lose money or receive taxable income. However, the Fund will invest in derivatives only when these securities are judged consistent with the Fund's objective of maintaining a stable $1 share price and producing tax-free income.
   The Ohio Insured Long-Term Tax-Free Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which the Fund acquires an interest cannot exceed 20% of the Fund's total assets.
   The reasons for which the Insured Long-Term Tax-Free Fund will invest in futures and options are:
[] To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
[] To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
   In addition, each Fund may purchase tax-free securities on a "when-issued" basis. With "when-issued" securities, a Fund agrees to buy the securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price.
   The Ohio Insured Long-Term Tax-Free Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.


                                PLAIN TALK ABOUT
                                  Cash Reserves
With mutual funds, holding cash reserves--"cash"--does not mean literally that the fund holds a stack of currency. Rather, cash refers to short-term, interest-bearing securities that can easily and quickly be converted to cash. (Most mutual funds keep at least a small percentage of assets in cash to accommodate shareholder redemptions.) While some funds strive to keep cash levels at a minimum and to always remain fully invested in bonds, other bond funds allow investment advisers to hold up to 20% or more of a fund's assets in cash reserves.

The Funds and Vanguard

The Vanguard Ohio Tax-Free Funds are members of The Vanguard
Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $o billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT
                      Vanguard's Unique Corporate Structure
The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

Investment Adviser

Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Vanguard Ohio Tax-Free Funds. For the fiscal year ended November 30, 1998, the investment advisory fees represented an effective annual rate of o% of average net assets.
   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds. When the Funds purchase a newly-issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of their compensation directly to the Funds to offset its management expenses.

                                PLAIN TALK ABOUT
                               The Funds' Adviser
Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of November 30, 1998, the Group managed more than $___ billion in total assets.
   The individuals responsible for overseeing the Ohio Tax-Free Funds' investments are:
   Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; has managed portfolio investments since 19__; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.
   John M. Carbone, Principal of Vanguard and, since 1996, Fund Manager of the Ohio Tax-Free Money Market Fund; has worked in investment management since 1986; has managed portfolio investments since 19__; B.S., Babson College; M.B.A., Southern Methodist University.
   Danine Mueller, Principal of Vanguard and, since 1996, Fund Manager of the Ohio Insured Long-Term Tax-Free Fund; has worked in investment management since 1985; has managed portfolio investments since 19__; B.S., Villanova University.
   Mr. Carbone and Ms. Mueller manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund Managers.

14

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.
   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.
   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net tax-free income (interest less expenses). The Funds' income dividends accrue daily, and are distributed monthly on the first business day of every month; capital gains distributions, if any, generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, income distributions are expected to be free from federal, Ohio, and (to the extent relevant) municipal personal income taxes. On the other hand, distributions of capital gains are taxable to most shareholders regardless of whether they are reinvested or paid in cash. It is important to note that distributions of capital gains (but not dividends) that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.
   If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

                                PLAIN TALK ABOUT
                                  Distributions
As a shareholder, you are entitled to your share of income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest that the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

   Vanguard will send you a statement each year showing the tax status of all your distributions.
[] The short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.
[] Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.
[] Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of the ordinary investment activities of the Funds. Keep in mind, however, that capital gains are not expected to be a significant part of either Fund's investment return.
[] If you sell or exchange shares, any gain or loss you have is a taxable event.
   This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
[] Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well. For example, if you move from Ohio to another state, income from your Fund shares will become fully taxable.
   The tax information in this prospectus is provided as general information. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in either of the Funds.
   Important Note: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:
                                  Total Assets - Liabilities
       Net Asset Value =  ---------------------------------------------
                                 Number of Shares Outstanding


   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
   A Note on Pricing: The Ohio Tax-Free Money Market Fund's investments are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. The Ohio Insured Long-Term Tax-Free Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
   The Ohio Insured Long-Term Tax-Free Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for the Fund, but the most common is OHInsLT. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Ohio Tax-Free Money Market Fund's abbreviation is VangOH.

16

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Table

This explanation uses the Ohio Tax-Free Money Market Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $1.00 per share. During the year, the Fund earned $ o per share from investment income (interest).
   Shareholders received $o per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income.
   The earnings ($ o per share) minus the distributions ($ o per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was o % for the year.
   As of November 30, 1998, the Fund had $ o billion in net assets. For the year, its expense ratio was o % ($ o per $1,000 of net assets); and its net investment income amounted to o % of its average net assets. It sold and replaced securities valued at o % of its total net assets.


--------------------------------------------------------------------------------
                                 Vanguard Ohio Tax-Free
                                     Money Market Fund
                                  Year Ended November 30,
                                            1998   1997    1996    1995    1994
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           o    $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                      o     .034    .034    .037    .026
  Net Realized and Unrealized Gain (Loss)
   on Investments                            o     --        --      --      --
                                             -----------------------------------
   Total from Investment Operations          o     .034    .034    .037    .026
                                             -----------------------------------
Distributions
  Dividends from Net Investment Income       o    (.034)  (.034)  (.037)  (.026)
  Distributions from Realized Capital Gains  o       --      --      --      --
                                             -----------------------------------
   Total Distributions                       o    (.034)  (.034)  (.037)  (.026)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                 o    $1.00   $1.00   $1.00   $1.00
================================================================================

Total Return                                 o     3.49%   3.42%   3.78%   2.58%
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)         o     $298    $254    $178    $147
  Ratio of Total Expenses to
   Average Net Assets                        o     0.19%   0.20%   0.21%   0.23%
  Ratio of Net Investment Income to
   Average Net Assets                        o     3.43%   3.36%   3.71%   2.56%
================================================================================

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

--------------------------------------------------------------------------------
                                          Ohio Insured Long-Term Tax-Free Fund
                                                   Year Ended November 30,
                                             1998   1997    1996    1995   1994
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           o    $11.67  $11.63  $10.28 $11.61
--------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                     o      .598    .603    .610   .599
   Net Realized and Unrealized Gain (Loss)
      on Investments                         o      .110    .040   1.350 (1.298)
      Total from Investment Operations       o      .708    .643   1.960  (.699)
Distributions
   Dividends from Net Investment Income      o     (.598)  (.603)  (.610) (.599)
   Distributions from Realized Capital Gain  o     (.060)     --      --  (.032)
      Total Distributions                    o     (.658)  (.603)  (.610) (.631)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                 o    $11.72  $11.67  $11.63 $10.28
================================================================================

Total Return                                 o      6.30%   5.75%  19.45% -6.29
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Year (Millions)         o      $253    $216    $197   $149
  Ratio of Total Expenses to Average
   Net Assets                                o      0.17%   0.20%   0.21%  0.23%
  Ratio of Net Investment Income to Average
   Net Assets                                o      5.17%   5.26%   5.45%  5.38%
  Portfolio Turnover Rate                    o        14%     17%      7%    16%
================================================================================

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
 "500," are trademarks of The McGraw-Hill Companies, Inc.

18

Investing with Vanguard
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child?
   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for each Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service(TM)[BOOK GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM)[BOOK GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R)[BOOK GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express(TM)[BOOK GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD)[BOOK GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com[COMPUTER GRAPHIC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:
[] Open a new account*.
[] Buy, sell or exchange shares of most funds.
[] Change your name/address.
[] Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic
   Exchange Service).
*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

                                                                              19
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.

--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets[BOOK GRAPHIC]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For an Organization[BOOK GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

Buying Shares

You buy your shares at each Fund's next-determined net asset value after Vanguard or its appointed agent receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$3,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
The Funds reserve the right to close any account whose balance falls below the minimum initial investment. The Funds will deduct a $10 annual fee in June if your account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to . . .[LETTER GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Ohio Tax-Free Money Market Fund-96;
Vanguard Ohio Insured Long-Term Tax-Free Fund-97

20
Buying Shares (continued)
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . .[TELEPHONE GRAPHIC] open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [WIRE GRAPHIC]
Call Client Services to arrange your wire transaction.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account


In favor of:
Vanguard Ohio Tax-Free Money Market Fund-96;
Vanguard Ohio Insured Long-Term Tax-Free Fund-97
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

   Keep in mind that if you buy or sell Fund shares through a registered broker/dealer or investment adviser, the broker/dealer or adviser may charge you a service fee.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt a Fund's operation or performance.
--------------------------------------------------------------------------------

Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
[] Vanguard sends the redemption proceeds to you or a designated third party.*
[] You can sell all or part of your Fund shares at any time.
*Proceeds sent to third parties require a signature guarantee; see footnote on page 23.

When Exchanging Shares:
[] The redemption proceeds are used to purchase shares of a different Vanguard fund.
[] You must meet the receiving fund's minimum investment requirements.
[] Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

How to Request a Redemption
You can request a redemption (that is, either a sale or exchange of shares) from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------
Online Requests [COMPUTER GRAPH]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
  Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [TELEPHONE GRAPH]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739
--------------------------------------------------------------------------------

22
Redeeming Shares (continued)

--------------------------------------------------------------------------------
Special information: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
  We reserve the right to refuse a telephone redemption if the caller is unable to provide:
  [x] The ten-digit account number.
  [x] The name and address exactly as registered on the account.
  [x] The primary Social Security or employer identification number as registered on the account.
  [x] The Personal Identification Number, if applicable.
   Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [LETTER GRAPHIC]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Check Requests [CHECK GRAPHIC]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------

                                                                              23
--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.
   If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

Options for Redemption Proceeds
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [WIRE GRAPHIC]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

For Our Mutual Protection
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
   [x] The Fund name and account number.
   [x] The amount of the transaction (in dollars or shares).
   [x] Signatures of all owners exactly as registered on the account (for mail requests).
   [x] Signature guarantees (if required).*
   [x] Any supporting legal documentation that may be required.
   [x] Any outstanding certificates representing shares to be redeemed.
* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.
   Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

[] You may make no more than two substantive "round trips" through the Fund during any 12-month period.
[] Your round trips through the Fund must be at least 30 days apart.
[] The Fund may refuse a share purchase at any time, for any reason.
[] Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

24
Redeeming Shares (continued)

--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1110                       455 Devon Park Drive
Valley Forge, PA 19482-1110         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------

Fund and Account Updates

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
  In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
  To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [BOOK GRAPHIC]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in January and July for these Funds.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's taxable dividend distributions, capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------
Average Cost Review Statement [BOOK GRAPH]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our clear, easy-to-use statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

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












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












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
Glossary of Investment Terms

Alternative Minimum Tax (AMT)
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Duration
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed-Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Insured Bonds
Bonds whose payments of both principal and interest are guaranteed. The insurance does not guarantee the current market value of the bonds, only that bond payments will be made in a timely fashion and that principal will be repaid when the bond reaches maturity.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Municipal Bond
A bond issued by a state or local government. Interest income from municipal bonds, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the bonds were issued.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                     [SHIP GRAPHIC]
                                                     TheVanguardGroup(C)

                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600




For More Information
If you'd like more information about Vanguard Ohio Tax-Free Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com

E-mail:
online@vanguard.com

If you are a current shareholder of either of the Funds and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act
file number: 811-6083

(C) 1999 Vanguard Marketing
Corporation,
Distributor.
All rights reserved.

                                    PART B
                       VANGUARD CALIFORNIA TAX-FREE FUNDS
                     VANGUARD FLORIDA INSURED TAX-FREE FUND
                       VANGUARD NEW JERSEY TAX-FREE FUNDS
                        VANGUARD NEW YORK TAX-FREE FUNDS
                          VANGUARD OHIO TAX-FREE FUNDS
                      VANGUARD PENNSYLVANIA TAX-FREE FUNDS

           (COLLECTIVELY THE "Trusts" and Individually the "Trust")


                                March 30, 1999


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate Trust's current Prospectus dated March 30, 1999. To obtain the Prospectus, please call:



                  Vanguard's Investor Information Department
                                1-800-662-7447


                               TABLE OF CONTENTS




                                                                           Page
                                                                           ----
Description of the Trusts ..............................................    B-2
Fundamental Investment Limitations .....................................    B-4
Investment Policies ....................................................    B-5
Risk Factors ...........................................................   B-10
Florida Intangible Personal Property Tax ...............................   B-20
Yield and Total Return .................................................   B-20
Calculation of Yield ...................................................   B-23
Performance Measures ...................................................   B-26
Investment Management ..................................................   B-29
Portfolio Transactions .................................................   B-29
Purchase of Shares .....................................................   B-30
Redemption of Shares ...................................................   B-30
Share Price ............................................................   B-30
Management of the Trust ................................................   B-32
Financial Statements ...................................................   B-39
Appendix A - Description of Municipal Bonds and their Ratings ..........   B-40



     Throughout this Statement of Additional Information, "the Trust" is intended to refer to each Trust listed on the cover page, and "the Fund" is intended to refer to each Fund of each Trust, unless otherwise indicated.

                           DESCRIPTION OF THE TRUSTS



Organization


     Vanguard California Tax-Free Funds was organized as a Pennsylvania business trust in 1985, and was reorganized as a Delaware business trust in July, 1998. Vanguard Florida Insured Long-Term Tax-Free Fund was organized as a Pennsylvania business trust in 1992, and was reorgznized as a Delaware business trust in July, 1998. Vanguard New Jersey Tax-Free Funds was organized as a Pennsylvania business trust in 1987, and was reorganized as a Delaware business trust in July, 1998. Vanguard New York Tax-Free Funds was organized as a Pennsylvania business trust in 1985, and was reorganized as a Delaware business trust in July, 1998. Vanguard Ohio Tax-Free Funds was organized as a Pennsylvania business trust in 1990, and was reorganized as a Delaware business trust in July, 1998. Vanguard Pennsylvania Tax-Free Funds was organized as a Pennsylvania business trust in 1986, and was reorganized as a Delaware business trust in July, 1998 (collectively, the "Trusts"). Prior to their reorganization as Delaware business trusts, the Trusts were known as Vanguard California Tax-Free Fund, Vanguard Florida Insured Tax-Free Fund, Vanguard New Jersey Tax-Free Fund, Vanguard New York Tax-Free Fund, Vanguard Ohio Tax-Free Fund, and Vanguard Pennsylvania Tax-Free Fund, respectively. Each Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end non-diversified management investment company. The Trusts currently offer the following funds (all Investor Share Class):

California Tax-Free Funds                            Vanguard Florida Insured Long-Term Tax-Free Fund
  California Money Market Fund                       Vanguard New Jersey Tax-Free Funds
  California Insured Intermediate-Term Fund             New Jersey Money Market Fund
  California Insured Long-Term Fund                     New Jersey Insured Long-Term Fund
Vanguard New York Tax-Free Funds                     Vanguard Ohio Tax-Free Funds
  New York Money Market Fund                            Ohio Money Market Fund
  New York Insured Long-Term Fund                       Ohio Insured Long-Term Fund


                    Vanguard Pennsylvania Tax-Free Funds
                          Pennsylvania Money Market Fund
                          Pennsylvania Insured Long-Term Fund

     Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trusts may issue for a single fund or class of shares.


Service Providers


     Custodian. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106 serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records.


     Independent Accountants. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent public accountants. The accountants audit the Trusts' financial statements and provide other related services.

     Transfer and Dividend-Paying Agent. The Funds' transfer agent and dividend-paying agent is the Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


Characteristics of the Trusts' Shares

     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trusts' shares, other than the possible future termination of any of the Trusts or any of their Fund(s). Each Trust or fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, each Trust and its fund(s) will continue indefinitely.

     Shareholder Liability. Each Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of each Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     Dividend Rights. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of a Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of each Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund(s) affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

     Liquidation Rights. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of applicable funds of the Trusts.

     Preemptive Rights. There are no preemptive rights associated with the Trusts.

     Conversion Rights. There are no conversion rights associated with the Trusts.

     Redemption Provisions. The Trusts' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     Sinking Fund Provisions. The Trusts have no sinking fund provisions.

     Calls or Assessment. The Trusts' shares are fully paid and non-assessable.


Tax Status of the Trusts

     Each Fund of each Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of each Trust must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund of each Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Funds' shares. For these purposes, a "majority" of shares means shares representing the lesser of (i) 67% or more of the Funds' net asset value, so long as shares representing more than 50% of the Funds' net asset value are present or represented by proxy; or (ii) more than 50% of the Funds' net asset value.

     Borrowing. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund will repay all borrowings before making additional investments. Interest paid on such borrowings will reduce income. The Fund may borrow money through banks or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

     Commodities. Each Fund will not purchase or sell commodities, except that the California Insured Intermediate-Term, California Insured Long-Term, New Jersey Insured Long-Term, New York Insured Long-Term, Ohio Insured Long-Term, Pennsylvania Insured Long-Term, and the Florida Insured Long-Term Funds may invest in bond futures contracts, bond options and options on bond futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     Diversification. Each Fund will limit the aggregate value of all holdings (except U.S. Government and cash items) as defined under subchapter M of the Internal Revenue Code (the "Code"), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, each Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

     Illiquid. Each Fund may not acquire any security if, as a result, more than 15% of its net assets (10% for the Money Market Funds) would be invested in securities that are illiquid.

     Industry Concentration. Each Fund may not invest in securities other than Municipal Securities except that a Fund may make temporary investments in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

     Investment Companies. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     Loans. Each Fund may not lend money to any person except by the purchase of bonds, debentures or similar obligations, lending its portfolio securities, or through Vanguard's interfund lending program.

     Margin. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     Oil, gas, minerals. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs, although it can invest in bonds and money market instruments secured by interests in these programs.

     Puts, calls, straddles. Each Fund may not invest in put, call, straddle or spread options except as permitted by the Fund's investment policies relating to commodities.

     Pledging assets. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     Real Estate. Each Fund may not invest directly in real estate, although it may invest in municipal bonds secured by real estate or interests therein.

     Senior securities. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     Underwriting. Each Fund may not engage in the business of underwriting securities issued by other persons. Each Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

     None of these limitations prevents the Trusts from participating in The Vanguard Group ("Vanguard"). Because the Trusts are members of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Trust for more information.



                              INVESTMENT POLICIES


     The following policies supplement the Trusts' Investment objectives and policies set forth in each Trust's Prospectus.



Futures Contracts



     Each Fund (except the Money Market Funds) may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance, to facilitate trading, to reduce transaction costs, or to seek higher investment returns from intermarket arbitrage opportunities when a futures contract is mispriced relative to the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. The Funds expect to earn interest income on their initial margin deposit.


     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.


     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. Under CFTC regulations, the Funds may use futures transactions for bona fide hedging purposes only, except that a Fund may establish non-hedging futures positions if the aggregate initial margin and premiums for such positions do not exceed 5% of the value of the Fund's assets.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure.



Restrictions on the Use of Futures Contracts



     A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.



Risk Factors in Futures Transactions


     Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.


     The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the initial margin requirement for the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.


     Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities or other characteristics than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in value of their portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.



     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


Other Types of Derivatives



     In addition to futures and options, each Fund may invest in other types of derivatives, including warrants, swap agreements and partnerships or grantor trust derivative products. Derivatives are instruments whose value is linked to or derived from an underlying security. Derivatives may be traded separately on exchanges or in the over-the-counter market, or they may be imbedded in securities. The most common imbedded derivative is the call option attached to or imbedded in a callable bond. The owner of a traditional callable bond holds a combination of a long position in a non-callable bond and a short position in a call option on that bond.


     Derivative instruments may be used individually or in combination to hedge against unfavorable changes in interest rates, or to take advantage of anticipated changes in interest rates. Derivatives may be structured with no or a high degree of leverage. When derivatives are used as hedges, the risk incurred is that the derivative instrument's value may change differently than the value of the security being hedged. This "basis risk" is generally lower than the risk associated with an unhedged position in the security being hedged. Some derivatives may entail liquidity risk, i.e., the risk that the instrument cannot be sold at a reasonable price in highly volatile markets. Leveraged derivatives used for speculation are very volatile, and therefore, very risky. However, the Funds will only utilize derivatives for hedging or arbitrage purposes, and not for speculative purposes. Over-the-counter derivatives involve a counterparty risk, i.e., the risk that the individual or institution on the other side of the agreement will not or cannot meet its obligations under the derivative agreement.



Federal Tax Treatment of Futures Contracts



     Except for transactions they have identified as hedging transactions, the Funds are required for Federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Funds may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which has been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.



Municipal Lease Obligations



     Each Fund of the Trusts may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency and thinness of the market in which they are traded. Under the supervision of the Trust's Board of Trustees, the Fixed Income Group may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Funds' 15% limit on illiquid securities (10% for the Money Market Funds). The factors that the Group may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general credit worthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Funds.


     Illiquid Securities. Each Fund may invest up to 15% of its net assets (10% with respect to the Money Market Funds) in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.


     Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for a Fund to convert to cash if needed.


     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Funds' Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Funds' investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the advisers' decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availablity of qualified institutional buyers, and the availability of information about the security's issuer.


     Repurchase Agreements. Each Fund along with other members of the Vanguard Group may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for reveiw by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement.


     Lending of Securities. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a Fund may lend to 331/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     Vanguard Interfund Lending Program. The Commission has issued an exemptive order permitting the Funds to particpate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     Temporary Investments. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal investment strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.


                                 RISK FACTORS

California Risk Factors


     The Vanguard California Tax-Free Funds invest primarily in the obligations of California State and various local governments, including counties, cities, special districts, agencies and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.


     The credit risk associated with direct obligations of the State of California and State agencies, including general obligation and revenue bonds, lease debt, and notes, is now average. For most of the last two decades, the State's general obligation bonds had enjoyed the highest rating by either Moody's Investors Service, Inc. or Standard & Poor's Corporation. California's high credit quality reflected the growth of its strong and diversified economy, a low debt position, wealth levels higher than the national average, and a generally sound and stable financial position. However, California's credit quality has declined since the onset of the national recession in 1990.


     California's economy, largest among the states, is also one of the largest in the world. The State's population, nearly 30 million in 1990, has doubled since 1960 and constitutes over 12% of the U.S. total. Rapid growth is continuing, with rates more than twice that of the national average during the 1980s. Personal income growth lagged behind U.S. growth in the 1980s, but per capita income was still 10% above the national average in 1990. A growing, young population, a strong higher education system, and excellent ports continue to bolster California's economic prospects. Employment and income are not concentrated in any one sector. In fact, California's economy closely mirrors that of the U.S. One caveat to this observation concerns the defense industry. For many years, California has led the Nation in receipt of total direct U.S. military expenditures. However, as the State's economy expanded, the concentration in defense has lessened. Nonetheless, a U.S. policy has resulted in lower defense spending, parts of California, especially the Los Angeles Region, have been adversely affected, and these trends might continue.



     The State economy and State financial operations are exposed to the risk of cyclical national recessions. In a recession, credit quality can drop if debt issuers do not maintain a balance between revenues and expenditures. This occurred in the early 1980s when Moody's and Standard & Poor's downgraded the State. Subsequently, State finances were restored to sound levels, and credit ratings were upgraded. California was especially hard hit by the recent national recession and experienced three credit-rating downgrades by each of the two major rating agencies. The effects of recession were not strongly felt in California until 1991. Led by declines in defense-related activities and construction (especially commercial real estate), the State lost over 800,000 jobs between 1990-1993, or about 6% of non-agricultural employment. The recession resulted in a failure by State government to realize revenue and spending targets. The State budget was chronically imbalanced in 1991 and 1992. State aid was reduced, spreading fiscal stress to local governments, including schools.



     The State has recently emerged from the depths of the recession, recovering most of the jobs lost earlier in the decade. Job growth has been prevalent in the high technology, entertainment, and foreign trade sectors. Despite the recent economic expansion, both State and local governments continue to be vulnerable to fiscal stress.


     Despite the overall strength of California credit quality, there are a number of additional risks. The adoption by voters of revenue and expenditure limitations, commencing with Articles XIIIA and XIIIB of the California Constitution in the late 1970s and Articles XIIIC and XIIID in 1996, have placed many local governments under a degree of fiscal stress which continues. Court decisions and the adoption of subsequent propositions has softened many of the effects of these limitations. However, it should be noted that California voters have demonstrated a willingness to utilize the statutory initiative process to curtail the financial operations of state and local government, as well as to increase public debt. This willingness is a continuing risk to debt holders.

     Another risk resulting from Article XIIIA concerns the security provisions for debt repayment. Since 1986, general obligation debt issued by local governments has required voter approval by a two-thirds majority. As a result, most tax-backed debt now issued by California local governments is not general obligation debt, does not have "full faith and credit" backing, and has higher credit risk and more limited bondholder rights.

     Some risks in California apply more to local issuers than to state government. In areas of very rapid population growth, the costs of building public infrastructure are very high, large amounts of municipal bonds are being sold, and debt burden is increasing. In some parts of southern California, there is also a fear that population growth may possibly limit future economic growth due to transportation and air pollution problems.

     Finally, California is subject to unique natural hazard risks. Earthquakes and wildfires can cause localized economic harm which could limit the ability of governments to repay debt cycles of drought and flooding are also concerns insofar as they affect agricultural production, power generation, and the supply of drinking water. In addition, drought can limit the ability of certain public utilities to repay debt.


Florida Risk Factors


     Vanguard Florida Insured Tax-Free Fund invests primarily in the debt obligations of the Florida State government, the State's agencies and authorities, and various local governments, including counties, cities, towns, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.


     The average credit rating among American states for full "faith and credit" state debt is "Aa" as determined by Moody's Investors Service, Inc. and "AA" as determined by Standard & Poor's Corporation. Against this measure and the criteria listed above, the credit risk associated with direct obligations of the State of Florida and the State's agencies and authorities, including general obligation and revenue bonds, lease debt, and notes, is comparable with the average for U.S. states. Florida's general obligation bonds have been rated in the AA category by both rating agencies for over two decades, during which period the State's obligations could be characterized as providing high-grade security with a very strong capacity for timely repayment of debt. In 1997, Standard & Poor's upgraded the State of Florida's rating to AA+ reflecting healthy finances and a strong economy.

     The State of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population in-migration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.

     During the 1980s, Florida outperformed the nation as measured by such economic indicators as employment growth and income levels. Florida's job creation rate in the non-agriculture sector was the highest of the eleven most populous states. Fueling this growth in jobs were the continued boom in the tourism industry and related service sectors and a dynamic construction and construction-related manufacturing sector. Florida's economy did not suffer the dislocation and restructuring of the more manufacturing-based economies of the Midwest and the North during the 1980s and was less exposed to the decline of the textile industry besieging much of the Southeast.


     The primary vulnerability in the Florida economy is exposure to the business cycle affecting both the tourism and construction industries. Gasoline prices and supply can impact tourism. An economic recession reached Florida in 1991 and impacted the service sector considerably, causing the State to experience an actual job loss for the first time in decades. While Florida's aerospace and defense contracting industries are now in decline, the State's manufacturing economy has diversified into high-tech and electronic equipment and has been strengthened by a growth in exports. Furthermore, construction jobs as a percent of total jobs in the State have declined during the late '80s, reducing cyclical risk. The outlook for the Florida economy at the end of the 1990's is continued expansion fueled by population growth, a diversifying services and manufacturing economy, and a robust tourism sector.


     Personal income levels in Florida are greater than the U.S. average and continue to grow at a faster rate. These levels in Florida are also less sensitive to economic downturns than in the U.S., as a whole, since Florida is home to a greater concentration of senior citizens who rely on dividends, interest, Social Security, and pension benefits, which fluctuate less with the business cycle than does employment income.


     Debt levels in the State of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation "full faith and credit" debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a more narrow pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes, or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The State of Florida issues general obligation debt for a variety of purposes; however, the State constitution requires a specific revenue stream to be pledged to State general obligation bonds as well.


     The market for Florida bonds secured by municipal leases suffered for a period in the early 1990's due to the default of the State of Florida on a private placement lease financing of an office building in 1989 and several episodes of public consideration (although never carried out) by Brevard County to not appropriate funds to meet its obligation under a tax-exempt lease financing. More recently the Florida municipal lease market has performed well with strong liquidity.

     The State of Florida generated steadily increasing fund balances during the 1980s as the State experienced record growth. However, the State experienced budget strain during the early 1990s due to an economic recession. The State's dependence on the sales tax as a primary source of revenue compounded the recession's impact. State officials acted quickly and responsibly to maintain a balanced budget by revising revenue projections and controlling spending. Such responsible fiscal management enhances overall credit quality in the State of Florida.

     During the mid to late 1990's State finances have been particularly strong with large surpluses and strong reserves. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the State's narrow revenue base. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement is a tax on consumer services. The creation of a Florida personal income tax is a very remote possibility, since it would require an amendment to the State's Constitution and a higher level of political support than has currently been generated.


New Jersey Risk Factors


     The Vanguard New Jersey Tax-Free Funds invest primarily in the obligations of New Jersey State government and various local governments, including counties, cities, special districts, agencies and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.


     The average rating among American states for full faith and credit state debt is "Aa" and "AA" by Moody's Investors Service, Inc. and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of the State of New Jersey and state agencies, including general obligation and revenue bonds, and lease debt, compares very favorably. For most of the last two decades, the State's general obligation bonds have enjoyed the highest rating by either Moody's Investors Service, Inc. or Standard & Poor's. In the early 1990s, however, both Moody's and Standard & Poor's both slightly downgraded the State's credit rating to the high "AA" level due to an economy and state finances weakened by recession. In general, New Jersey's high credit quality over time reflects the strong growth and diversification of its economy, a moderate debt position, wealth levels much higher than the national average, and a historically sound and stable financial position.

     New Jersey's economy continues to gradually emerge from the depths of the 1990-92 national recession. Between 1989 and 1992, the State lost 8.7% of its employment total or about one job in 12. Significant job losses occurred in the construction, manufacturing, wholesale and retail trades, and in financial and real estate services. The only sectors to experience growth during the period were the healthcare and government sectors. Unemployment rates exceeded the national averages and reached a high of 9.8% in July of 1992. Economic variables indicate a slowly improving New Jersey economy, as evidenced by a decrease in the unemployment rate since 1993. However, this progress could be mitigated by layoffs in the pharmaceutical industry and AT&T, New Jersey's largest employer.

     The most recent cyclical weakening of the New Jersey economy follows an unprecedented period of diversification and growth for the State in the 1980s. Like many other northeastern and "rust-belt" states, New Jersey's economy declined during the 1970s. This set the stage for a remarkable period of transformation in the 1980s. The State economy changed from a manufacturing-dominated base to an economy balanced among manufacturing, trade and services, closely mirroring the U.S. economy. Population growth exceeded the regional average during this time, and growth in employment and income outpaced the U.S. average. This growth occurred not only in the developed northeastern and Delaware River Valley areas, but also in central New Jersey around Princeton and the Atlantic coastal region. Despite the recession of 1990 to 1992, New Jersey remains a wealthy state, and continues to be the second wealthiest after Connecticut. Per capita state income is over a third higher than the U.S. average.

     The State's debt burden is moderate in relation to the State's wealth and resources, but has increased significantly since 1991 as the State has financed capital outlays previously funded out of current revenues and stepped up debt issuance to stimulate a weakened economy. Tax-supported debt as measured against income and population is close to average levels among the states. Debt retirement is rapid even though debt service has a modest claim on State revenues. New debt issuance is expected to be manageable.


     After a decade of sound financial operations in the 1980s, characterized by robust increases in revenues and fund balances, the State faced several years of budgetary distress in the early 1990s. Declining tax revenues and swelling expenditures for Medicaid, public assistance, and corrections generated repeated budget gaps that the State was able to close only by utilizing non-recurring revenue sources. Continued high credit quality will depend on the resolve of State leaders and taxpayers to maintain fiscal balance while diminishing a reliance on one-time revenue sources. Most recently an improving state and national economy has resulted in increased revenues and some moderation in budgeting strain. However, the significant income tax cuts recently enacted in the State may prove to strain state finances if an economic slowdown were to occur.


     A positive credit factor for local government in New Jersey is the strong State oversight of local government operations. The State can and has seized control of mismanaged jurisdictions. In general, the high level of wealth and the strong economic base in the State have resulted in credit quality for local government that is among the highest in the U.S. In addition, the State guarantees the debt service of many local government bond issues. As state finances remain under pressure, however, local governments may see levels of state aid reduced, a development that could result in a dilution of local credit quality. Successful tax appeals by property owners in many municipalities have also reduced revenues for some local governments.


     Despite the strengths of New Jersey credit quality, there are risks. New Jersey has a number of older urban centers, including Newark and Camden, that present a continuing vulnerability with respect to economic and social problems. The State is facing educational finance reforms which could affect the credit quality of certain school districts as well as state financial operations. State taxes were increased in 1990 to balance the State's budget and then reduced in 1992 after a "taxpayer revolt" reversed the political power balance in the state legislature. Finally, overbuilding in the residential and commercial real estate sector has weakened property values as well as the general health of the construction industry and related financial institutions.



New York Risk Factors



     The Vanguard New York Tax-Free Funds invest primarily in the obligations of New York State government, State agencies, State authorities and various local governments, including counties, cities, towns, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.




     The average rating among American states for full faith and credit state debt is "Aa" and "AA" by Moody's Investors Service, Inc. and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of the State of New York and State agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt, and notes, compares somewhat unfavorably. During most of the last two decades, the State's general obligation bonds have been rated just below this average by both rating agencies. Additionally, the State's credit quality could be characterized as more volatile than that of other states, since the

State's credit rating has been upgraded and downgraded much more often than usual. This rating has fluctuated between "Aa" and "A" since the early 1970s. Nonetheless, during this period the State's obligations could still be characterized as providing upper medium grade security, with a strong capacity for timely repayment of debt.


     The wealth of New York State, as well as the size and diversity of its economy, serve to limit the credit risk of its securities. New York ranks third among the states in per capita personal income, which is 19% above the U.S. average. During most of the 1980s, economic indicators for New York, including income and employment growth and unemployment rates, outperformed the nation as a whole. The engine of growth for the State in the past decade was the surge in financial and other services, especially in New York City. Manufacturing centers in upstate New York, which more closely parallel the Midwestern economy, suffered during the 1970s and early 1980s. The upstate economy continues to be characterized by cities with aging populations and aging manufacturing plants.


     Credit risk in New York State is heightened by a large and increasing debt burden, historically marginal financial operations, limited revenue-raising flexibility, and the uncertainty of the future credit quality of New York City, which comprises 40% of the State's population and economy. Combined state and local debt per capita is about 50% above the U.S. average, and debt service expenditures have been growing as a claim on the State and City budget. New York's debt structure is also complicated. To circumvent voter approval, most state debt is issued by agencies, is not backed by the State's full faith and credit and therefore has lower credit ratings. In the past, the State had to rely on short-term borrowing to meet its obligations, but this practice has ended.


     Buoyed by rapid economic growth in the mid-1980s, the State's financial operations generated surpluses. Beginning in 1988, however, unforeseen consequences of federal tax reform, combined with a weakening economy, resulted in a series of state budget deficits. New York's heavy commitment to local aid and social welfare programs allowed expenditure growth to exceed available revenues. This lack of budgetary discipline caused the State's credit ratings to fall. Moreover, New York's ability to raise revenues is limited, since combined state and local taxes are among the highest in the nation as a percent of personal income. Recent state budgets have been balanced, and consistent operating surpluses have been recorded although the State continues to have a nearly $3 billion GAAP accumulated deficit. State personal income tax cuts have been offset by strong revenue performance emanating from Wall Street and by solid expenditure restraint.


     New York State's future credit quality will be heavily influenced by the future of New York City. As the City's economic boom in the 1980s lifted the State, the severe downturn in the financial services and real estate sectors, which are concentrated in the City, has been serving as a drag on the State's economy. Stabilization or recovery in these areas is crucial to the economic and fiscal health of the City and the State. Moreover, the City faces daunting challenges in combating deteriorating infrastructure and serious social problems of housing, health, education and public safety. So far, City government has demonstrated an ability to keep abreast of these problems, but the City's and the State's ability to meet these challenges will be a continuing risk factor. Buoyed by Wall Street, the addition of 140,000 private sector jobs over the 1994-97 period and public sector workforce attrition, the City has posted recurring operating surpluses. The largest, $856 million, is projected for fiscal year 1997. The City will shortly be creating a new vehicle to access the debt markets, called the Transitional Finance Authority, as G.O. capacity is limited due to archaic statutory issuing formulas.


     Major areas of credit strength continue to exist in localities in Long Island, and north of New York City where affluent population bases continue to exist.

Ohio Risk Factors



     The Ohio Tax-Free Funds will invest most of their net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Funds are therefore susceptible to general or particular political, economic or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may affect the Funds. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available documents, and is believed to be accurate. No independent verification has been made of any of the following information.

     The timely payment of principal and interest on Ohio Obligations has been guaranteed by bond insurance purchased by the issuers, the Funds or other parties. The timely payment of debt service on Ohio Obligations that are so insured may not be subject to the factors referred to in this section of the Statement of Additional Information.



     Ohio is the seventh most populous state. Its 1990 Census count of 10,847,000 indicates a 0.5% population increase from 1980.


     While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. The State's economy has also benefited by improved manufacturing productivity and a strong export position which helped shield the State's economy from domestic recession in the early 1990s.



     There can be no assurance that future national, regional or statewide economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Funds or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.


     Ohio's debt burden is moderate, and the State and most local governments observe prudent debt management practices. The State government maintained positive year-end balances in its general revenue account during the 1980s, achieved through timely revisions in tax and spending plans. During the economic recovery of the mid-1980s, the State accumulated sizable fund balances in its general revenue fund and maintained a healthy budget stabilization (or "rainy day") fund. This strong financial position provided the State with far more flexibility than most states to weather the revenue shortfalls and increased human services expenditures generated by the most recent recession. The State's finances remain sound and poised to generate enhanced balances as the national economy affects a sustained recovery from the recession of the early 1990s. Current cash and fund balance levels are exceptionally strong today. Cash balances at o were $o billion.



     The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year ("FY") or fiscal biennium in a deficit position. Most

State operations are financed through the General Revenue Fund ("GRF"), for which personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. These procedures include general and selected reductions in appropriations spending.


     The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Such State obligations are generally secured by biennial appropriation lease agreements with the State.


     In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are dependent upon appropriations being made available for the subsequent fiscal period. Additionally, State and local agencies issue revenue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions.



     Local school districts in Ohio receive a major portion (on a statewide basis, approximately o%) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 98 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed.


     Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations, and, with other local governments, receive local government support and property tax relief moneys distributed by the State. For those few municipalities that on occasion have faced significant financial problems, there are statutory procedures for a joint state/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to o cities and villages; for o of them the fiscal situation was resolved and the procedures terminated.



     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited the amount of the aggregate levy (including a levy for un-voted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.


Pennsylvania Risk Factors



     Vanguard Pennsylvania Tax-Free Funds invest primarily in the obligations of Pennsylvania State government, State agencies and various local governments, including counties, cities, townships, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

     The average rating among American states for full faith and credit state debt is "Aa" and "AA" by Moody's Investors Service, Inc. and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of Pennsylvania and state agencies, including general obligation and revenue bonds, lease debt, and notes, compares slightly unfavorably. During most of the last two decades, Pennsylvania's general obligation bonds have been rated just below this average by both rating agencies. Nonetheless, during this period Pennsylvania's obligations could still be characterized as providing upper medium grade security, with a strong capacity for timely repayment of debt. Recently, the State's rating was upgraded by Moody's Investors Service and the State now has ratings of "Aa3"/"AA-".

     Factors contributing positively to credit quality in Pennsylvania include a favorable debt structure, a diversifying economic base, and conservatively managed financial operations on the part of state government. Tax-supported debt is only slightly above average state levels on a per capita basis and as a percent of state personal income. Over the past two decades, this debt burden has improved considerably in Pennsylvania, and debt continues to be rapidly retired, while state borrowing plans are modest.


     In the past twenty years, Pennsylvania's economy has undergone a healthy, though traumatic, transformation. Manufacturing employment has declined from 35% of total state employment in 1970 to o% of total employment in o, only slightly above the U.S. average. Growth in service sector jobs offset the loss of manufacturing jobs, and Pennsylvania's economy is now much more closely aligned with the national economy. In the future, economic booms and busts should be milder than in the past and more closely follow national averages. The positive change in the economy has not been without costs. Growth levels in employment, population and personal income lagged behind U.S. averages in the 1980s. During this period, per capita personal income slipped to about the U.S. average. Many communities dominated by a single industry were particularly hurt, and recent growth in the state economy has bypassed much of the state outside of the immediate Philadelphia and Pittsburgh metropolitan areas. As a result, the credit quality of these areas is often marginal.


     During the 1991-1992 national economic recession, Pennsylvania fared a bit worse than the U.S. average, but better than many neighboring Northeastern and Mid-Atlantic states. Led by continuing declines in manufacturing, employment decreased about 4%, or double the U.S. loss rate. Pennsylvania has subsequently experienced economic recovery in line with the U.S. More recently, the State's economy has shown some growth with current unemployment rates approximating those of the nation.

     Fiscally, Pennsylvania has historically maintained balanced budgets, a result of sound and conservative budgeting policies. During the period of economic growth in the late 1980s, operating surpluses were recorded, and a "rainy day" fund was established. That recent recession tested these policies, but the Commonwealth emerged from the recession with its finances and credit quality intact. In 1990 and 1991, as the recession worsened, budget balances were eliminated, and the Commonwealth ended fiscal 1991 in a deficit position. However, a combination of expenditure restraint and broad-based tax increases enabled the Commonwealth to end 1992 with a surplus. Finances are now stable and healthy, and the State has a comfortable accumulated surplus. Due to this improvement, cash flow borrowing has been substantially reduced. Tax revenue is coming in above forecasted levels.

     The risk factors in Pennsylvania's credit quality may be summarized as slow growth, an aging population, average income, and a continuing challenge to maintain balanced budgets. In addition, a number of local governments in the Commonwealth, most notably Philadelphia, face continuing fiscal stress, and were unable to address serious economic, social and healthcare problems within revenue constraints. Philadelphia's credit prospects have recently significantly improved but remain a challenge to the credit quality of Pennsylvania, longer term.


                   FLORIDA INTANGIBLE PERSONAL PROPERTY TAX



     Although Florida does not have a state personal income tax, it does impose an intangible personal property tax on certain financial assets, including mutual fund shares. The most common examples of personal property subject to the tax are shares of stock issued by corporations, bonds issued by corporations or state, county or municipal governments outside the State of Florida, and shares of ownership in mutual funds. Unlike most state and local taxes which are assessed on ordinary income and capital gains derived from mutual fund shares, the Florida intangible tax is based on the net asset value of these shares. Under Florida law, shares of a mutual fund will be exempt from the intangibles tax to the extent that, on the annual assessment date (December
31), its assets are solely invested in exempt Florida securities, exempt U.S. government securities, or other exempt securities. If, on the annual assessment date, Vanguard Florida Insured Tax-Exempt Fund's assets are invested in both exempt and non-exempt securities, only that portion of a share's net asset value represented by U.S. government securities (including qualifying obligations of U.S. territories and possessions) will be exempt from the intangibles tax. Under this rule, shares of the Vanguard Florida Insured Tax-Free Fund are expected to be exempt from the Florida intangible personal property tax.



                            YIELD AND TOTAL RETURN


     From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:



Average Annual Total Return


     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Funds, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in each Fund's shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                                T = (ERV/P)1/n-1

     Where:
     T   = average annual total return
     P   = a hypothetical initial investment of $1,000
     n   = number of years
       ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return


     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in each Fund's shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

     Where:
     C   = cumulative total return
     P   = a hypothetical initial investment of $1,000
       ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC Yields

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[((a-b)/cd+1)6-1]

     Where:
     a   = dividends and interest earned during the period.
     b   = expenses accrued for the period (net of reimbursements).
       c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.
       d   = the maximum offering price per share on the last day of the period.


California Tax-Free Funds

     The yields of the California Insured Long-Term Fund, and the California Insured Intermediate-Term Fund for the 30-day period ending November 30, 1998 were o%, and o%, respectively.

     The average annual total returns of the California Insured Long-Term Fund for the one-, five-, and ten-year periods ended November 30, 1998, were +o%, +o% and +o%, respectively. The average annual total returns of the California Insured Intermediate-Term Fund for the one-year period and the period from inception (March 4, 1994) to November 30, 1998 were +o% and +o%, respectively. The average annual total returns of the California Money Market Fund for the one-, five-, and ten-year periods ended November 30, 1998, were +o%, +o% and +o%, respectively. Total return is computed by finding the average compounded rates of return over the period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.


Florida Insured Tax-Free Fund

     The yield of the Florida Insured Long-Term Fund for the 30-day period ended November 30, 1998 was +o%.

     The average annual total returns of Florida Insured Long-Term Fund for the one- and five-year periods ended November 30, 1998 were +o% and +o%, respectively. The average annual total return for the Fund since its inception on September 1, 1992 was +o%.


New Jersey Tax-Free Funds


     The yield of the New Jersey Insured Long-Term Fund for the 30-day period ended November 30, 1998 was +o%.


     The average annual total returns of the New Jersey Insured Long-Term Fund for the one-, five- and ten-year periods ended November 30, 1998, were +o%, +o% and +o%, respectively. The average annual total return of the New Jersey Money Market Fund for the one-, five- and ten-year periods ended November 30, 1998, were +o%, +o% and +o%, respectively. Total return is computed by finding the average compounded rates of return over the period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.


New York Tax-Free Funds


     The yield of the New York Insured Long-Term Fund for the 30-day period ended November 30, 1998 was +o%.


     The average annual total returns of the New York Insured Long-Term Fund for the one-, five-, and ten-year periods ended November 30, 1998 were +o%, +o% and +o%, respectively. The average annual total return of the New York Money Market Fund for the one-year period ended November 30, 1998, and, since its inception on September 3, 1997 was +o% and o%, respectively. Total return is computed by finding the average compounded rates of return over the period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.


Ohio Tax-Free Funds


     The yield of the Ohio Insured Long-Term Fund for the 30-day period ended November 30, 1998 was +o%.


     The average annual total returns of the Ohio Insured Long-Term Fund for the one- and five-year periods ended November 30, 1998, and since its inception on June 18, 1990, were +o%, +o% and +o%, respectively. The average annual total returns of the Ohio Money Market Fund for the one- and five-year periods ended November 30, 1998, and since its inception on June 18, 1990, were +o%, +o% and +o%, respectively.


Pennsylvania Tax-Free Funds


     The yield of the Pennsylvania Insured Long-Term Fund for the 30-day period ended November 30, 1998 was +o%.


     The average annual total returns of the Pennsylvania Insured Long-Term Fund for the one-, five-, and ten-year periods ended November 30, 1998 were +o%, +o% and +o%, respectively. The average total returns of the Pennsylvania Money Market Fund for the one-, five- and ten-year periods ended November

30, 199o, were +o%, +o% and +o%, respectively. Total return is computed by determining the average compounded rates of return over the period set forth above that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.



                             CALCULATION OF YIELD


     The current yield of the Money Market Fund of each Trust is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Money Market Fund of each applicable Fund for the 7-day base period ended November 30, 1998:


California Tax-Free Funds





                                                             California Money Market Fund
                                                            -----------------------------
                                                                       11/30/98
                                                            -----------------------------
Value of account at beginning of period .................             $ 1.00000
Value of same account at end of period* .................             $      o
                                                                      ---------
Net Change in account value .............................             $      o
Annualized Current Net Yield
 (Net Change x 365/7) / average net asset value .........                    o%
Effective Yield
 [(Net Change) + 1]365/7 -- 1 ...........................                    o%
Average Weighted Maturity of Investments ................             o days


* Exclusive of any capital changes.



New Jersey Tax-Free Funds





                                                             New Jersey Money Market Fund
                                                            -----------------------------
                                                                       11/30/98
                                                            -----------------------------
Value of account at beginning of period .................             $ 1.00000
Value of same account at end of period* .................                    o
                                                                      ---------
Net Change in account value .............................             $      o
Annualized Current Net Yield
 (Net Change x 365/7) / average net asset value .........                    o%
Effective Yield
 [(Net Change) + 1]365/7 -- 1 ...........................                    o%
Average Weighted Maturity of Investments ................             o days


* Exclusive of any capital changes

New York Tax-Free Funds




                                                             New York Money Market Fund
                                                            ---------------------------
                                                                      11/30/98
                                                            ---------------------------
Value of account at beginning of period .................             $ 1.00000
Value of same account at end of period* .................             $      o
                                                                      ---------
Net Change in account value .............................             $      o
Annualized Current Net Yield
 (Net Change x 365/7) / average net asset value .........                    o%
Effective Yield
 [(Net Change) + 1]365/7 -- 1 ...........................                    o%
Average Weighted Maturity of Investments ................             o days


* Exclusive of any capital changes.



Ohio Tax-Free Funds



                                                             Ohio Money Market Fund
                                                            -----------------------
                                                                    11/30/98
                                                            -----------------------
Value of account at beginning of period .................          $ 1.00000
Value of same account at end of period* .................          $      o
                                                                   ---------
Net Change in account value .............................          $      o
Annualized Current Net Yield
 (Net Change x 365/7) / average net asset value .........                 o%
Effective Yield
  [(Net Change) + 1]365/7 -- 1 ..........................                 o%
Average Weighted Maturity of Investments ................          o days


* Exclusive of any capital changes.



Pennsylvania Tax-Free Funds





                                                            Pennsylvania Money Market Fund
                                                           -------------------------------
                                                                       11/30/98
                                                           -------------------------------
Value of account at beginning of period .................            $ 1.00000
Value of same account at end of period* .................            $      o
                                                                     ---------
Net Change in account value .............................            $      o
Annualized Current Net Yield
 (Net Change x 365/7) / average net asset value .........                   o%
Effective Yield
 [(Net Change) + 1]365/7 -- 1 ...........................                   o%
Average Weighted Maturity of Investments ................            o days

* Exclusive of any capital changes.

     Each Money Market Fund seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share. The yield of the Fund will fluctuate. Although the Money Market Funds invest in high-quality instruments, the shares of the Funds are not insured or guaranteed by the U.S. Government. Each Trust has obtained private insurance that partially protects its Money Market Fund against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Treasury and other U.S. Government securities held by the Funds are excluded from this coverage. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Funds of the Trusts, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

                             PERFORMANCE MEASURES


     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member Trusts of The Vanguard Group of Investment Companies.

     The Funds may use one or more of the following unmanaged indexes for comparative performance purposes.

Standard and Poor's 500 Composite Stock Price Index--contains the stocks of 500 of the largest domestic companies.


Standard & Poor's MidCap 400 Index--is composed of 400 medium sized domestic stocks.


Standard & Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

Standard & Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.


Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

Wilshire 5000 Equity Index--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

Russell 3000 Stock Index--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

Russell 2000 Stock Index--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000; a widely-used benchmark for small capitalization common stocks.

Morgan Stanley Capital International EAFE Index--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

Salomon Brothers GNMA Index--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

Salomon Brothers High-Grade Corporate Bond Index--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

Salomon Brothers Broad Investment-Grade Bond Index--is a market-weighted index that contains over 4,800 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

Lehman Long-Term Treasury Bond Index--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.


Merrill Lynch Corporate & Government Bond Index--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.


Lehman Corporate (Baa) Bond Index--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.


Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed rate, non-convertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.


Bond Buyer Municipal Bond Index--is a yield index on current coupon high-grade general obligation municipal bonds.


Standard & Poor's Preferred Index--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.


NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.


Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial
Index.


Composite Index--65% Standard & Poor's 500 index and 35% Lehman Long-Term Corporate AA or Better Bond Index.


Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5 % Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).


Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed rate, non-convertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.


Lehman Brothers Aggregate Bond Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.


Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.


Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index-- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.


Lehman Brothers Long (10+) Government/Corporate Index--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $900 billion.

Lipper Small Company Growth Fund Average--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

Lipper Balanced Fund Average--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper Non-Government Money Market Fund Average--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper Government Money Market Fund Average--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper General Equity Fund Average--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

Lipper Fixed Income Fund Average--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

                             INVESTMENT MANAGEMENT


     The Trusts receive all investment advisory services on an "internalized," at-cost basis from an experienced investment management staff employed directly by The Vanguard Group, Inc. ("Vanguard"), a subsidiary jointly owned by the Trusts and the other Trusts in The Vanguard Group of Investment Companies. The investment management staff is supervised by the Senior Officers of the Trust.


     The investment management staff is responsible for: maintaining the specified standards; making changes in specific issues in light of changes in the fundamental basis for purchasing such securities; and adjusting the Fund to meet cash inflow (or outflow), which reflects net purchases and exchanges of shares by investors (or net redemptions of shares) and reinvestment of the Fund's income.


     A change in securities held by the Fund is known as "turnover rate" and may involve the payment by the Fund of dealer mark-ups, underwriting commissions and other transaction costs on the sales of securities as well as on the reinvestment of the proceeds in other securities. The annual turnover rate for each of the Trust's Funds is set forth under the heading "More on the Funds" in the Fund's Prospectus. The turnover rate is not a limiting factor when management deems it desirable to sell or purchase securities. It is impossible to predict whether or not the turnover rate in future years will vary significantly from the rates in recent years.



                            PORTFOLIO TRANSACTIONS


How Transactions Are Effected


     The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). During the fiscal years ended November 30, 1996, 1997 and 1998, the Funds did not pay any brokerage commissions.



How Brokers and Dealers are Selected


     Vanguard's Fixed Income Group (the "Group") chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transactions. When the Funds purchase a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research or other services.



How the Reasonableness of Brokerage Commissions is Evaluated


     As previously explained, the types of securities that the Funds purchase do not normally involve the payment of brokerage commissions. If any brokerage commissions are paid, however, the Fixed Income Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


                              PURCHASE OF SHARES


     Each Trust reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments under circumstances where certain economies can be achieved in sales of the Trust's shares.



                             REDEMPTION OF SHARES


     Each Trust may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.

     No charge is made by a Fund for redemptions except for wire redemptions of under $5,000 which may be charged a maximum fee of $5.00. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by a Fund.

     Signature Guarantees. To protect your account, a Fund, and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable a Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners; and
(2) share transfer requests.


     A signature guarantee may be obtained from banks, brokers and any other guarantor institution that Vanguard deems acceptable.

     The signature guarantees must appear either: (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                                  SHARE PRICE


     Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     It is the policy of each Money Market Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by each Money Market Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price which each Money Market Fund would receive it if sold the instrument. Such procedures will include a review of the Funds' holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to majority to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

     The use of amortized cost and the maintenance of each Money Market Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the Investment Company Act of 1940. As a condition of operating under that rule, each Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the Trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the Trustees to be of comparable quality.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.

                            MANAGEMENT OF THE TRUST



Officers and Trustees


     The Officers of each Trust manage its day-to-day operations and are responsible to the Trusts' Boards of Trustees. The Trustees set broad policies for each of the Trusts and choose their Officers. The following is a list of the Trustees and Officers of the Trusts and a statement of their present positions and principal occupations during the past five years. As a group, the Trusts' Trustees and Officers own less than 1% of the outstanding shares of each Fund of each Trust. Each Trustee also serves as a Director of the Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel). The mailing address of the Trustees and Officers of the Trusts is Post Office Box 876, Valley Forge, PA 19482.


JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).


JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.


JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson* MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.


BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.


ALFRED M. RANKIN, Jr., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances): Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).


JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co. Procter and Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); Director and Senior Partner of McKinsey & Co., and President of New York University.


JAMES O. WELCH, Jr., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co., (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.


RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.


THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


------------
* Officers of the Trust are "interested persons" as defined in the Investment Company Act of 1940.



The Vanguard Group



     Each Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 35 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"). The Trusts obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts, including these Trusts.


     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Board of Trustees of each Trust. In addition, each Vanguard Trust bears its own direct expenses such as legal, auditing and custodian fees.


     The Officers of the Trusts are also Officers and employees of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external adviser for the Vanguard Trusts.


     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Vanguard Trusts. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (a) each Vanguard Trust may invest up to 0.40% of its current assets in Vanguard, and (b) there is no restriction on the maximum aggregate cash investment that the Vanguard Trusts may make in Vanguard. The amounts which each of the Vanguard Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each

Trust's relative net assets and its contribution to Vanguard's capital. At November 30, 1998, the Trusts' capital contribution was as follows: Vanguard California Tax-Free Funds had contributed capital of $o to Vanguard representing o% of Vanguard's capitalization. Vanguard Florida Insured Tax-Free Fund had contributed $o to Vanguard, representing o% of Vanguard's capitalization. Vanguard New Jersey Tax-Free Funds had contributed $o to Vanguard, representing o% of Vanguard's capitalization. Vanguard New York Tax-Free Funds had contributed $o to Vanguard, representing o% of Vanguard's capitalization. Vanguard Ohio Tax-Free Funds had contributed $o to Vanguard, representing o% of Vanguard's capitalization. Vanguard Pennsylvania Tax-Free Funds had contributed $o to Vanguard, representing o% of Vanguard's capitalization.

     Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the fiscal year ended November 30, 1998, each of the Trusts' share of Vanguard's actual net costs of operations relating to management and administrative services (including transfer agency) were as follows: Vanguard California Tax-Free Funds totaled approximately $o. Vanguard Florida Insured Tax-Free Fund totaled approximately $o. Vanguard New Jersey Tax-Free Funds totaled approximately $o. Vanguard New York Tax-Free Funds totaled approximately $o. Vanguard Ohio Tax-Free Funds totaled approximately $o Vanguard Pennsylvania Tax-Free Funds totaled approximately $o.

     Distribution. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon their relative net assets. The remaining one half of these expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. During the fiscal year ended November 30, 1998, The Vanguard Group's distribution and marketing expenses attributable to the Trusts were as follows: Vanguard California Tax-Free Funds paid approximately $o. Vanguard Florida Insured Tax-Free
Fund paid approximately $___,___. Vanguard New Jersey Tax-Free Funds paid approximately $o. Vanguard New York Tax-Free Funds paid approximately $o. Vanguard Ohio Tax-Free Funds paid approximately $o. Vanguard Pennsylvania Tax-Free Funds paid approximately $o.

     Investment Advisory Services. Vanguard provides investment advisory services to Vanguard Florida Insured Tax-Free Fund; Vanguard New Jersey Tax-Free Funds; Vanguard New York Tax-Free Funds; Vanguard Ohio Tax-Free Funds; Vanguard Pennsylvania Tax-Free Funds; and Vanguard California Tax-Free Funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Trusts utilizing these services. The following table shows, for the years ended November 30, 1996, 1997 and 1998, approximately how much the Trusts paid of Vanguard's investment advisory expenses.

                                             Year Ended    Year Ended    Year Ended
                   Trust                     11/30/1996    11/30/1997    11/30/1998
------------------------------------------  ------------  ------------  -----------
Vanguard California Tax-Free Funds .......    $313,000      $470,000         $o
Vanguard Florida Insured Tax-Free
 Fund ....................................    $ 58,000      $ 82,000         $o
Vanguard New Jersey Tax-Free Funds .......    $211,000      $274,000         $o
Vanguard New York Tax-Free Funds .........    $110,000      $150,000         $o
Vanguard Ohio Tax-Free Funds .............    $ 49,000      $ 77,000         $o
Vanguard Pennsylvania Tax-Free
 Funds ...................................    $357,000      $466,000         $o



Trustee Compensation

     The individuals in the following tables serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     Independent Trustees. The Trusts compensate their independent Trustees--that is, the ones who are not also officers of the Trust--in three ways:

o The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

o The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

o Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "Interested" Trustees. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     Compensation Table. The following tables provide compensation details for each of the Trustees. For the Trusts, we list the amount paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the tables show the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended November 30, 1998.

                       VANGUARD CALIFORNIA TAX-FREE FUNDS
                              COMPENSATION TABLE






                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                    From Trust     Part of Trust Expenses    Upon Retirement      Paid to Trustees (1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.


                     VANGUARD FLORIDA INSURED TAX-FREE FUND
                              COMPENSATION TABLE






                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                     FromTrust     Part of Trust Expenses    Upon Retirement      Paid to Trustees (1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.

                       VANGUARD NEW JERSEY TAX-FREE FUNDS
                              COMPENSATION TABLE






                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                    From Trust     Part of Trust Expenses    Upon Retirement      Paid to Trustees (1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.


                      VANGUARD NEW YORK TAX-FREE FUNDS
                              COMPENSATION TABLE






                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                    From Trust     Part of Trust Expenses    Upon Retirement      Paid to Trustees (1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.

                        VANGUARD OHIO TAX-FREE FUNDS
                              COMPENSATION TABLE






                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                    From Trust     Part of Trust Expenses    Upon Retirement      Paid to Trustees(1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.


                    VANGUARD PENNSYLVANIA TAX-FREE FUNDS
                              COMPENSATION TABLE





                                     Aggregate      Pension or Retirement       Estimated          Total Compensation
                                   Compensation      Benefits Accrued as     Annual Benefits    From All Vanguard Trusts
Name of Trustees                    From Trust     Part of Trust Expenses    Upon Retirement      Paid to Trustees (1)
--------------------------------  --------------  ------------------------  -----------------  -------------------------
John C. Bogle ..................      None                 None                   None                   None
John J. Brennan ................      None                 None                   None                   None
Barbara Barnes Hauptfuhrer(2).         $  o                 $  o                  $  o                   $  o
Robert E. Cawthorn(3) ..........       $  o                 $  o                  $  o                   $  o
JoAnn Heffernan Heisen .........       $  o                 $  o                  $  o                   $  o
Burton G. Malkiel ..............       $  o                 $  o                  $  o                   $  o
Alfred M. Rankin, Jr. ..........       $  o                 $  o                  $  o                   $  o
John C. Sawhill ................       $  o                 $  o                  $  o                   $  o
James O. Welch, Jr. ............       $  o                 $  o                  $  o                   $  o
J. Lawrence Wilson .............       $  o                 $  o                  $  o                   $  o



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).

(2) Ms. Hauptfuhrer has retired from the Trust's Board, effective December 31, 1998.

(3) Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.

                             FINANCIAL STATEMENTS

     The Trusts' respective financial statements for the year ended November 30, 1998, including the financial highlights for each of the five years in the period ended November 30, 1998, appearing in the Trusts' respective 1998 Annual Report to Shareholders, and the respective reports thereon of Pricewaterhouse-Coopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trusts' Annual Report to Shareholders, which may be obtained without charge.

        APPENDIX A -- DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS


     Municipal Bonds -- General. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.



     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Trusts may also invest in tax-exempt industrial development bonds, short-term municipal obligations, demand notes and tax-exempt commercial papers.



     Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.



     Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Trusts will invest are payable on not more than 397 days' notice. Each note purchased by the Trusts will meet the quality criteria set out above for the Trusts.


     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute stands of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Trusts.



     The Trusts may purchase Municipal Bonds subject to so-called "demand features." In such cases the Trusts may purchase a security that is nominally long-term but has many of the features of shorter-term securities. By virtue of this demand feature, the security will be deemed to have a maturity date that is earlier than its stated maturity date.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of each Fund to achieve its investment objective. In that event, the Trust's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.


     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of each Fund to achieve its respective investment objective. In that event, the Trust's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies. (For more information please refer to "Risk Factors" on page o.)



     Ratings. Excerpts from Moody's Investors Service, Inc.'s Municipal Bond ratings: Aaa -- judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa -- judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally know as "high grade bonds"; A -- possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa -- considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B -- lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; Caa -- poor standing; may be in default or there may be present elements of danger with respect to principal and interest; Ca -- speculative in a high degree; often in default; C -- lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.


     Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:
MIG-1 -- Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG-2 -- High quality with margins of protection ample although not so large as in the preceding group.


     Description of Moody's highest commercial paper rating: Prime-1 ("P-1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.


     Excerpts from Standard & Poor's Corporation's Municipal Bond ratings: AAA -- has the highest rating assigned by S&P; extremely strong capacity to pay principal and interest; AA -- has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A -- has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB -- regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB -- B - CCC -- CC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligation; BB is being paid; D -- in default, and payment of principal and/or interest is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Excerpt from Standard & Poor's Corporation's rating of municipal note issues: SP-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest.

     Description of S&P's highest commercial papers ratings: A-1+ -- This designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- This designation indicates the degree of safety regarding timely payment is very strong.

                                    PART C
                          VANGUARD OHIO TAX-FREE FUNDS
                               OTHER INFORMATION


Item 23. Exhibits





Exhibit Number                                 Description
----------------------   ------------------------------------------------------
   (a) ...............   Declaration of Trust*
   (b) ...............   By-Laws*
   (c) ...............   Not Applicable
   (d) ...............   Not Applicable
   (e) ...............   Not Applicable
   (f) ...............   Reference is made to the section entitled "Management
                         of the Trusts" in the Registrant's Statement of
                         Additional Information
   (g) ...............   Custodian Agreement*
   (h) ...............   Amended and Restated Funds' Service Agreement*
   (i) ...............   Legal Opinion*
   (j) ...............   Consent of Independent Accountants**
   (k) ...............   Not Applicable
   (l) ...............   Not Applicable
   (m) ...............   Not Applicable
   (n) ...............   Financial Data Schedule+
   (o) ...............   Not Applicable


------------

 * Filed Previously
** To be filed by Amendment
 + Filed Herewith


Item 24. Persons Controlled by or under Common Control with the Funds


     Registrant is not controlled by or under common control with any person.



Item 25. Indemnification

     The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his of her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.


Item 26. Business and Other Connections of the Investment Adviser

     Reference is made to the caption "Investment Advisers" in the Prospectus, constituting Part A of this Registration Statement and "Management of the Trusts" in Part B of this Registration Statement.

Item 27. Principle Underwriters

     (a) Not Applicable

     (b) Not Applicable

     (c) Not Applicable


Item 28. Location of Accounts and Records

     The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, First Union National Bank, Philadelphia, Pennsylvania 19106.


Item 29. Management Services

     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 30. Undertakings

     Not Applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 29th day of January, 1999.


                                          VANGUARD OHIO TAX-FREE FUNDS


                                           /s/   JOHN J. BRENNAN
                                        By -----------------------------------

                                                (Heidi Stam)
                                              John J. Brennan*,
                                       Chairman and Chief Executive Officer



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:





               Signatures                             Title                     Date
----------------------------------------   ---------------------------   -----------------
By:       /s/   JOHN C. BOGLE              Senior Chairman of the        January 29, 1999
   ---------------------------------        Board and Trustee
              (Heidi Stam)
             John C. Bogle*

By:     /s/   JOHN J. BRENNAN             Chairman, Chief Executive     January 29, 1999
    ---------------------------------      Officer and Trustee
              (Heidi Stam)
            John J. Brennan*

By:   /s/ J0ANN HEFFERNAN HEISEN          Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
         Joann Heffernan Heisen*

By:     /s/   BURTON G. MALKIEL           Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
           Burton G. Malkiel*

By:   /s/  ALFRED M. RANKIN, JR.          Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
         Alfred M. Rankin, Jr.*

By:     /s/   JOHN C. SAWHILL             Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
            John C. Sawhill*

By:   /s/   JAMES 0. WELCH, JR.           Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
          James O. Welch, Jr.*

By:   /s/   J. LAWRENCE WILSON           Trustee                       January 29, 1999
    ---------------------------------
              (Heidi Stam)
           J. Lawrence Wilson*

By:   /s/   THOMAS J. HIGGINS            Treasurer and Principal       January 29, 1999
   ---------------------------------      Financial Officer and
            (Heidi Stam)                  Accounting Officer
           Thomas J. Higgins*




* By Power of Attorney -- See File Number 33-4424, Filed on January 25, 1999.
                                   Incorporated by Reference.

                                 EXHIBIT INDEX

FINANCIAL DATA SCHEDULE..............................................EX-99.BN


C-4